CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Shares CNY (¥) shares	Retained Earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class A ordinary shares Ordinary shares CNY (¥) shares	Class B ordinary shares Ordinary shares CNY (¥) shares
Balance at Dec. 31, 2016		¥ 5,781,804	¥ 3,130,126	¥ (707,441)	¥ 3,653,026	¥ (343,608)	¥ 49,624		¥ 66	¥ 11
Balance (in shares) at Dec. 31, 2016 | shares				(1,356,918)					101,508,264	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)		¥ 1,892,433			1,949,655		(57,222)
Issuance of ordinary shares upon exercises of share options (in shares) | shares	454,708	454,708
Issuance of ordinary shares to new investors		¥ 5,610,337	5,610,329						¥ 8
Issuance of ordinary shares to new investors (in shares) | shares									13,184,910
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares								23,413	23,413
Re-issuance of treasury shares upon exercise of share options		5,969	(234,409)	¥ 240,378
Re-issuance of treasury shares upon exercise of share options (in shares) | shares				454,708				454,708
Re-issuance of treasury shares upon vesting of shares awards			(467,063)	¥ 467,063
Re-issuance of treasury shares upon vesting of shares awards (in shares) | shares				902,210
Share-based compensation expense		667,098	667,098
Acquisition of additional equity interests in subsidiaries		(26,431)	9,914				(36,345)
Fair value changes of available-for-sale investments		32,633				32,633
Reclassification adjustments for loss (gain) included in net income		(55,615)				(55,615)
Foreign currency translation		342,348				342,348
Balance at Dec. 31, 2017		14,250,576	8,715,995		5,602,681	(24,242)	(43,943)		¥ 74	¥ 11
Balance (in shares) at Dec. 31, 2017 | shares									114,716,587	16,510,358
Increase (Decrease) in Shareholders' Equity
Adoption of new accounting standards		176,370			175,928	442
Net income (loss)		2,133,472			2,128,787		4,685
Issuance of ordinary shares upon exercises of share options		¥ 3,947	3,947
Issuance of ordinary shares upon exercises of share options (in shares) | shares	356,736	356,736						356,736	356,736
Issuance of ordinary shares upon vesting of shares awards			(1)						¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares								1,322,560	1,322,560
Share-based compensation expense		¥ 671,210	671,210
Acquisition of additional equity interests in subsidiaries		(18,699)	(5,935)				(12,764)
Capital contribution from non-controlling interests shareholders		1,000					1,000
Foreign currency translation		(7,083)				(7,083)
Balance at Dec. 31, 2018		17,210,793	9,385,216		7,907,396	(30,883)	(51,022)		¥ 75	¥ 11
Balance (in shares) at Dec. 31, 2018 | shares									116,395,883	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)	$ 572,615	3,986,433			4,016,832		(30,399)
Issuance of ordinary shares upon exercises of share options		¥ 297	297
Issuance of ordinary shares upon exercises of share options (in shares) | shares	85,706	85,706						85,706	85,706
Issuance of ordinary shares upon vesting of shares awards			(1)						¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares								1,102,773	1,102,773
Share-based compensation expense		¥ 682,357	682,357
Acquisition of additional equity interests in subsidiaries		(26,897)	(10,497)				(16,400)
Dilution in non-controlling interests due to Group's contribution to its subsidiary	$ (14,059)	(97,875)	(97,875)				97,875
Capital contribution from non-controlling interests shareholders		107,950					107,950
Non-controlling interests arising from the acquisition of Shan Shan Commercial Group Co., Ltd. ("Shan Shan Outlets") (Note (3))		314,537					314,537
Foreign currency translation	(3,702)	(25,773)				(25,773)
Balance at Dec. 31, 2019	$ 3,195,969	¥ 22,249,697	¥ 9,959,497		¥ 11,924,228	¥ (56,656)	¥ 422,541		¥ 76	¥ 11
Balance (in shares) at Dec. 31, 2019 | shares									117,584,362	16,510,358